LEASES	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
LEASES
NOTE 5:-	LEASES

The Company entered into operating leases primarily for offices and cars. The leases have remaining lease terms of up to 4.4 years.

The Company also elected the practical expedient (by class of underlying asset) to not separate lease and non-lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component for its leased cars.

a.	Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2023	2022

Operating lease ROU assets	$842	$987
Operating lease liabilities, current	$297	$248
Operating lease liabilities, long-term	$580	$757
Weighted average remaining lease term (in years)	2.61	3.32
Weighted average discount rate	3.12%	3.46%

b.	Future lease payments under operating leases as of December 31, 2023, are as follows:

December 31,

2024	$316
2025	276
2026	184
2027	138
2028 and thereafter	11

Total future lease payments	925
Less - imputed interest	(48)

Total lease liability balance	$877

c.
Operating lease expenses amounted to $339, $360 and $421 for the years ended December 31, 2023, 2022 and 2021, respectively. Operating lease expenses with a term of twelve months or less were immaterial.